Principal Exchange-Traded Funds
Supplement dated June 18, 2020
to the Statement of Additional Information dated November 1, 2019, as amended and restated June 15, 2020

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

On or about August 19, 2020, delete all references to the Principal Contrarian Value Index ETF from the SAI.
On or about August 19, 2020, delete all references to the Principal Sustainable Momentum Index ETF from the SAI.